Equity Plans - Stock-based compensation expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 91	$ 87	$ 76
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total unrecognized compensation costs, net of estimated forfeitures, related to non-vested awards expected to be recognized	136
Weighted average period that unrecognized compensation costs is expected to be recognized (in years)	1 year 2 months
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	57	57	44
Restricted Stock Awards [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	34	30	32
Employee stock plans [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock compensation expense capitalized and remained in inventory	6	5
Cost of Goods Sold [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	27	23	20
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	45	47	38
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	18	17	17
Other operating (income) expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 1	$ 0	$ 1